Income Taxes - Schedule of Income Tax Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	$ (14,389)	$ (65)
Origination and reversal of temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	1,078
Write-down of previously recognized temporary differences [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	(3,001)	(65)
Income Tax Recovery [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) from operations	(1,923)	$ (65)
Impact of CRA Settlement [member] | 2005 - 2017 taxation year [member]
Current and deferred tax relating to items charged or credited directly to equity [line items]
Income tax expense (recovery) recognized in equity	$ (12,466)